Non-cash investing and financing activities	12 Months Ended
Jun. 30, 2024
Non-cash investing and financing activities [Abstract]
Non-cash investing and financing activities
Note 30. Non-cash investing and financing activities

	Consolidated
	Year ended 30 June 2024	Year ended 30 June 2023	Year ended 30 June 2022
	US$’000	US$’000	US$’000

Mining hardware finance additional fee payable in cash or equity	-	-	(1,424)
Mining hardware finance prepayments made directly by third party financier	-	(3,420)	(37,980)
Additions to right of use assets	347	373	298
Share issuance proceeds under Committed Equity Facility	-	1,642	-
Realized gain on financial asset	4,121	-	-
ATM agent fees	23,143	-	-
Share based payment - third party issuance	319	-	-

Total non-cash investing and financing activities	27,930	(1,405)	(39,106)